Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Gross Investment In Lease
	2018	2017
Gross investment in lease	$861,979	$723,374
Current portion	(44,348)	(35,478)
	$817,631	$687,896